Shareholder Fees - FidelityMunicipalBondIndexFund-PRO	Aug. 29, 2022 USD ($)
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none